Putnam
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

10-31-02

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 10/31/02. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/03.

The fund is managed by the Putnam Large Cap Growth Team. The members of the team are Brian O'Toole (Portfolio Leader) and David Santos
(Portfolio Member).


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
October 31, 2002 (Unaudited)

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (1.5%)
-------------------------------------------------------------------------------------------------------------------
                185 Lockheed Martin Corp.                                                                   $10,712
                 97 Northrop Grumman Corp.                                                                   10,004
                                                                                                      -------------
                                                                                                             20,716

Banking (2.5%)
-------------------------------------------------------------------------------------------------------------------
                160 Bank of New York Co., Inc. (The)                                                          4,160
                333 Fifth Third Bancorp                                                                      21,146
                470 U.S. Bancorp                                                                              9,912
                                                                                                      -------------
                                                                                                             35,218

Beverage (6.0%)
-------------------------------------------------------------------------------------------------------------------
                300 Anheuser-Busch Cos., Inc.                                                                15,828
                585 Coca-Cola Co. (The)                                                                      27,191
                600 Pepsi Bottling Group, Inc. (The)                                                         16,170
                595 PepsiCo, Inc.                                                                            26,240
                                                                                                      -------------
                                                                                                             85,429

Biotechnology (2.3%)
-------------------------------------------------------------------------------------------------------------------
                705 Amgen, Inc. (NON)                                                                        32,825

Broadcasting (1.8%)
-------------------------------------------------------------------------------------------------------------------
                558 Viacom, Inc. Class B (NON)                                                               24,892

Chemicals (1.4%)
-------------------------------------------------------------------------------------------------------------------
                157 3M Co.                                                                                   19,930

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
                100 Paychex, Inc.                                                                             2,882

Communications Equipment (3.2%)
-------------------------------------------------------------------------------------------------------------------
              2,452 Cisco Systems, Inc. (NON)                                                                27,413
                500 QUALCOMM, Inc. (NON)                                                                     17,260
                                                                                                      -------------
                                                                                                             44,673

Computers (4.0%)
-------------------------------------------------------------------------------------------------------------------
              1,040 Dell Computer Corp. (NON)                                                                29,754
                187 IBM Corp.                                                                                14,762
                200 Lexmark International, Inc. (NON)                                                        11,884
                                                                                                      -------------
                                                                                                             56,400

Conglomerates (4.6%)
-------------------------------------------------------------------------------------------------------------------
              2,600 General Electric Co.                                                                     65,650

Consumer Finance (1.0%)
-------------------------------------------------------------------------------------------------------------------
                710 MBNA Corp.                                                                               14,420

Consumer Goods (3.0%)
-------------------------------------------------------------------------------------------------------------------
                293 Colgate-Palmolive Co.                                                                    16,109
                300 Procter & Gamble Co.                                                                     26,535
                                                                                                      -------------
                                                                                                             42,644

Electronics (6.7%)
-------------------------------------------------------------------------------------------------------------------
                330 Broadcom Corp. Class A (NON)                                                              3,953
              2,516 Intel Corp.                                                                              43,527
                450 Linear Technology Corp.                                                                  12,438
                400 Maxim Integrated Products, Inc.                                                          12,736
                306 QLogic Corp. (NON)                                                                       10,652
                700 Texas Instruments, Inc.                                                                  11,102
                                                                                                      -------------
                                                                                                             94,408

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
                250 GlobalSantaFe Corp.                                                                       5,975

Financial (3.5%)
-------------------------------------------------------------------------------------------------------------------
                316 Citigroup, Inc.                                                                          11,676
                620 Freddie Mac                                                                              38,180
                                                                                                      -------------
                                                                                                             49,856

Food (0.8%)
-------------------------------------------------------------------------------------------------------------------
                296 Kraft Foods, Inc. Class A                                                                11,692

Gaming & Lottery (0.5%)
-------------------------------------------------------------------------------------------------------------------
                100 International Game Technology (NON)                                                       7,521

Health Care Services (6.4%)
-------------------------------------------------------------------------------------------------------------------
                 50 AmerisourceBergen Corp.                                                                   3,558
                146 Anthem, Inc. (NON)                                                                        9,198
                300 Cardinal Health, Inc.                                                                    20,763
                395 HCA, Inc.                                                                                17,179
                430 Health Management Associates, Inc.                                                        8,222
                215 UnitedHealth Group, Inc.                                                                 19,554
                169 Wellpoint Health Networks, Inc. (NON)                                                    12,710
                                                                                                      -------------
                                                                                                             91,184

Insurance (2.0%)
-------------------------------------------------------------------------------------------------------------------
                457 American International Group, Inc.                                                       28,585

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
                 27 Goldman Sachs Group, Inc. (The)                                                           1,933
                144 Merrill Lynch & Co., Inc.                                                                 5,465
                                                                                                      -------------
                                                                                                              7,398

Leisure (0.8%)
-------------------------------------------------------------------------------------------------------------------
                228 Harley-Davidson, Inc.                                                                    11,924

Media (1.0%)
-------------------------------------------------------------------------------------------------------------------
                600 AOL Time Warner, Inc. (NON)                                                               8,850
                200 Fox Entertainment Group, Inc. Class A (NON)                                               4,882
                                                                                                      -------------
                                                                                                             13,732

Medical Technology (1.3%)
-------------------------------------------------------------------------------------------------------------------
                417 Medtronic, Inc.                                                                          18,682

Oil & Gas (0.5%)
-------------------------------------------------------------------------------------------------------------------
                205 Noble Corp. (NON)                                                                         6,626

Pharmaceuticals (17.2%)
-------------------------------------------------------------------------------------------------------------------
                350 Abbott Laboratories                                                                      14,655
                163 Allergan, Inc.                                                                            8,875
                 80 Barr Laboratories, Inc. (NON)                                                             4,706
              1,090 Johnson & Johnson                                                                        64,038
                335 Lilly (Eli) & Co.                                                                        18,593
                220 Merck & Co., Inc.                                                                        11,933
              2,369 Pfizer, Inc.                                                                             75,263
                571 Pharmacia Corp.                                                                          24,553
                595 Wyeth                                                                                    19,933
                                                                                                      -------------
                                                                                                            242,549

Restaurants (1.3%)
-------------------------------------------------------------------------------------------------------------------
                594 Starbucks Corp. (NON)                                                                    14,161
                150 Yum! Brands, Inc. (NON)                                                                   3,380
                                                                                                      -------------
                                                                                                             17,541

Retail (13.0%)
-------------------------------------------------------------------------------------------------------------------
                515 Bed Bath & Beyond, Inc. (NON)                                                            18,262
                540 Home Depot, Inc. (The)                                                                   15,595
                355 Kohl's Corp. (NON)                                                                       20,750
                592 Lowe's Companies, Inc.                                                                   24,704
                630 Office Depot, Inc. (NON)                                                                  9,066
                245 Ross Stores, Inc.                                                                        10,253
                800 TJX Companies, Inc. (The)                                                                16,416
                843 Wal-Mart Stores, Inc.                                                                    45,143
                440 Walgreen Co.                                                                             14,850
                360 Williams-Sonoma, Inc. (NON)                                                               8,568
                                                                                                      -------------
                                                                                                            183,607

Semiconductor (0.9%)
-------------------------------------------------------------------------------------------------------------------
                404 Applied Materials, Inc. (NON)                                                             6,072
                173 KLA-Tencor Corp. (NON)                                                                    6,161
                                                                                                      -------------
                                                                                                             12,233

Software (8.9%)
-------------------------------------------------------------------------------------------------------------------
                 59 Electronic Arts, Inc. (NON)                                                               3,842
              1,815 Microsoft Corp. (NON)                                                                    97,044
              1,800 Oracle Corp. (NON)                                                                       18,342
                400 PeopleSoft, Inc. (NON)                                                                    7,240
                                                                                                      -------------
                                                                                                            126,468

Tobacco (1.8%)
-------------------------------------------------------------------------------------------------------------------
                615 Philip Morris Cos., Inc.                                                                 25,061
                                                                                                      -------------
                    Total Common Stocks  (cost $1,464,288)                                               $1,400,721

SHORT-TERM INVESTMENTS (4.1%) (a)
PRINCIPAL AMOUNT/SHARES                                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
            $10,182 Short-term investments held as collateral for loaned securities with yields ranging from 1.72% to 1.99%
                    and due dates ranging from November 1, 2002 to
                    December 23, 2002 (d)                                                                   $10,175
             47,848 Short-term investments held in Putnam commingled
                    cash account with yields ranging from 1.67% to 1.93%
                    and due dates ranging from November 1, 2002 to
                    December 20, 2002 (d)                                                                    47,848
                                                                                                      -------------
                    Total Short-Term Investments (cost $58,023)                                             $58,023
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,522,311)                                                  $1,458,744
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,415,395.

(NON) Non-income-producing security.

  (d) See Note 1 to the financial statements.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $9,749 of securities on loan
(identified cost $1,522,311) (Note 1)                                            $1,458,744
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               730
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                     14,840
-------------------------------------------------------------------------------------------
Total assets                                                                      1,474,314

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     28,354
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              163
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         2,169
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Payable for auditing fees                                                            11,735
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   10,175
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                6,320
-------------------------------------------------------------------------------------------
Total liabilities                                                                    58,919
-------------------------------------------------------------------------------------------
Net assets                                                                       $1,415,395

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,844,025
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            264
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (1,365,327)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (63,567)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                      $1,415,395

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,415,395 divided by 282,068 shares)                                                $5.02
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $5.02)*                                $5.33
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On Sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended October 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                            $6,763
-------------------------------------------------------------------------------------------
Interest                                                                                 92
-------------------------------------------------------------------------------------------
Securities lending                                                                        2
-------------------------------------------------------------------------------------------
Total investment income                                                               6,857

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,285
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,243
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       906
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         17
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,149
-------------------------------------------------------------------------------------------
Auditing                                                                             11,735
-------------------------------------------------------------------------------------------
Legal                                                                                 4,277
-------------------------------------------------------------------------------------------
Other                                                                                    23
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (20,125)
-------------------------------------------------------------------------------------------
Total expenses                                                                        7,510
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (917)
-------------------------------------------------------------------------------------------
Net expenses                                                                          6,593
-------------------------------------------------------------------------------------------
Net investment Income                                                                   264
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (207,007)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (98,393)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (305,400)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(305,136)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                       October 31              April 30
                                                                            2002*                  2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 $264               $(6,412)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (207,007)             (333,620)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                (98,393)             (279,630)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                     (305,136)             (619,662)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)               18,512              (247,734)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                             (286,624)             (867,396)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                     1,702,019             2,569,415
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net
investment income of 264 and $--, respectively)                        $1,415,395            $1,702,019
-------------------------------------------------------------------------------------------------------

* Unaudited.

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                          For the period
Per-share                           October 31                                          May 4, 1998+
operating performance               (Unaudited)          Year ended April 30            to April 30
-----------------------------------------------------------------------------------------------------
                                        2002         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.10        $8.13       $14.51       $10.42        $8.50
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment Income (loss)(a)(b)        -- (e)     (.02)        (.08)        (.07)        (.02)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.08)       (2.01)       (5.27)        4.16         1.94
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.08)       (2.03)       (5.35)        4.09         1.92
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.02)          --           --
-----------------------------------------------------------------------------------------------------
From return of capital                    --           --         (.01)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                       --           --        (1.03)          --           --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $5.02        $6.10        $8.13       $14.51       $10.42
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                (17.70)*     (24.97)      (38.90)       39.25        22.59*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,415       $1,702       $2,569       $4,454       $2,563
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)             .50*        1.00         1.00         1.00          .99*
-----------------------------------------------------------------------------------------------------
Ratio of net investment Income (loss)
to average net assets (%)(b)             .02*        (.30)        (.64)        (.55)        (.20)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.01*       93.03       123.30        89.57       108.03*
-----------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses reflect a reduction of 1.34%, 1.44%, 0.76%, 1.13% and 0.94% based on average net assets per class A share for the periods ended October 31, 2002, April 30, 2002, April 30, 2001,
      April 30, 2000 and April 30, 1999, respectively.

  (c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (e) Amount represents less than $0.01 per share.

      The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
October 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes offer long-term growth potential in excess of market averages. The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At October 31, 2002, the value of securities loaned amounted to $9,749. The fund received cash collateral of $10,175 which is pooled with collateral of other Putnam funds into 27 issuers of high grade short-term investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 2002, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At April 30, 2002, the fund had a capital loss carryover of approximately $1,086,000 available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on April 30, 2010.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending April 30, 2003 approximately $48,000 of losses recognized during the period November 1, 2001 to April 30, 2002.

The aggregate identified cost on a tax basis is $1,546,822, resulting in gross unrealized appreciation and depreciation of $100,030 and $188,108, respectively, or net unrealized depreciation of $88,078.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2003, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC, and payments under the trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended October 31, 2002, the fund's expenses were reduced by $917 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

Note 3
Purchases and sales of securities

During the six months ended October 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $566,030 and $498,729, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended October 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     10,590             $57,395
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                10,590             57,.395

Shares repurchased                              (7,681)            (38,883)
---------------------------------------------------------------------------
Net increase                                     2,909             $18,512
---------------------------------------------------------------------------

                                                 Year ended April 30, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                      9,743             $67,394
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                 9,743              67,394

Shares repurchased                             (46,550)           (315,128)
---------------------------------------------------------------------------
Net decrease                                   (36,807)          $(247,734)
---------------------------------------------------------------------------

At October 31, 2002, Putnam Investments, LLC owned 256,572 class A shares of the fund (91.0% of class A shares outstanding), valued at $1,287,991.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Lawrence J. Lasser
Vice President

Charles E. Haldeman, Jr.
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Brett C. Browchuk
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Beth S. Mazor
Vice President

John R. Verani
Vice President

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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